Nature of Operations and Summary of Significant Accounting Policies (Detail Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Trust	Dec. 31, 2012 Trust
Nature Of Operations And Significant Accounting Policies [Line Items]
Percentage of ownership interests in Jacksonville Savings Bank	100.00%
Loan past due period	90 days
Number of trust accounts managed or administered	110	100
Assets held in fiduciary or agency capacities	$ 71.8	$ 79.8
Mortgages | Minimum
Nature Of Operations And Significant Accounting Policies [Line Items]
Fixed-rate balloon loans term	3 years
Mortgages | Maximum
Nature Of Operations And Significant Accounting Policies [Line Items]
Fixed-rate balloon loans term	5 years